Significant Accounting Policies - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate	3.88%	[1]
Expected option term (years)	3 years 10 months 17 days	[2]
Expected share price volatility	56.10%	[3]
Dividend yield		[4]
Weighted average grant date fair value (in Dollars per share)	$ 1.7
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate	3.84%	[1]
Expected option term (years)	3 years 10 months 17 days	[2]
Expected share price volatility	56.10%	[3]
Dividend yield		[4]
Weighted average grant date fair value (in Dollars per share)	$ 0.48
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk-free interest rate	3.88%	[1]
Expected option term (years)	5 years	[2]
Expected share price volatility	58.20%	[3]
Dividend yield		[4]
Weighted average grant date fair value (in Dollars per share)	$ 0.79

[1]	Risk-free interest rate: The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.
[2]	Expected term: The expected term represents the period that options are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
[3]	Expected volatility: As the Company has a short trading history for its Ordinary Shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
[4]	Expected dividend yield: The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.